Note 7 - Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2012
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2013	$24,000,000	1.50%	$-	-%
2014	27,850,000	3.16	-	-
2015	16,000,000	2.84	-	-
2016	57,500,000	4.19	47,500,000	4.64
2017	36,000,000	3.89	20,000,000	4.51
Thereafter	41,000,000	3.58	33,000,000	3.64
Total FHLB advances	$202,350,000	3.45	$100,500,000	4.29
	December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2012	$15,400,000	3.95%	$-	-%
2013	15,000,000	2.35	-	-
2014	27,850,000	3.16	-	-
2015	16,000,000	3.03	-	-
2016	57,500,000	3.91	47,500,000	4.64
Thereafter	73,000,000	3.85	53,000,000	3.97
Total FHLB advances	$204,750,000	3.67	$100,500,000	4.29